Significant accounting policies (Policies)	3 Months Ended
Mar. 31, 2022
Accounting Policies, Changes in Accounting Estimates And Errors [Abstract]
Statement of Compliance
Statement of Compliance
These unaudited condensed consolidated interim financial statements as of and for the three months ended March 31, 2022 have been prepared in accordance with International Accounting Standard 34 Interim Financial Reporting (“IAS 34”) and should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2021.

Functional and reporting currency
Functional and reporting currency
These unaudited condensed consolidated interim financial statements are presented in United States Dollars (“USD” or “$”), which is the Company’s functional currency and the Group’s reporting currency.

Use of estimates and judgements
Use of estimates and judgements
The preparation of the unaudited condensed consolidated interim financial statements in conformity with IAS 34 requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.
Estimates are based on management’s knowledge of current events and actions that the Company may undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
In preparing these unaudited condensed consolidated interim financial statements, the significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty included those that applied to the consolidated financial statements for the year ended December 31, 2021.
Description Of Accounting Policy For Other Income (Expense) Explanatory
Other income (expense)
For periods prior to December 31, 2021, individual components of Non-operating income (expense) were reported separately within the statement of operations. Prior periods have been recast to conform to the current period presentation. See Note 8, “Non-operating income (expense)” for further information.

Revenue Recognition
New and amended IFRS standards
New and amended IFRS standards
There are no new IFRS standards, amendments to standards or interpretations that are mandatory for the financial year beginning on January 1, 2022, that are relevant to the Group and that have had any impact in the interim period. New standards, amendments to standards and interpretations that are not yet effective, which have been deemed by the Group as currently not relevant, are not listed here.